UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21621

Name of Fund: Defined Strategy Fund Inc. (DSF)

Fund Address: P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Defined Strategy
Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 09/30/2008

Date of reporting period: 12/31/2008

Item 1 – Schedule of Investments

Defined Strategy Fund Inc.
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Shares
Industry	Common Stocks	Held	Value

Automobiles - 4.7%	Ford Motor Co. (a)(b)	862,069	$ 1,974,138

Chemicals - 14.6%	E.I. du Pont de Nemours & Co.	163,043	4,124,988
	The Mosaic Co. (b)	59,625	2,063,025

			6,188,013

Communications Equipment - 7.7%	Cisco Systems, Inc. (a)(b)	199,924	3,258,761

Computers & Peripherals - 6.0%	Apple, Inc. (a)(b)	29,769	2,540,784

Diversified Financial Services - 33.2%	Bank of America Corp.	306,236	4,311,803
	IntercontinentalExchange, Inc. (a)(b)	32,224	2,656,547
	JPMorgan Chase & Co.	131,036	4,131,565
	The NASDAQ Stock Market, Inc. (a)(b)	117,978	2,915,236

			14,015,151

Diversified Telecommunication	AT&T Inc.	143,130	4,079,205
Services - 19.4%	FairPoint Communications, Inc.	3,502	11,487
	Verizon Communications, Inc.	120,904	4,098,646

			8,189,338

Energy Equipment & Services - 8.4%	National Oilwell Varco, Inc. (a)(b)	72,564	1,773,464
	Transocean Ltd. (a)	37,538	1,773,671

			3,547,135

Food Products - 9.8%	Kraft Foods, Inc.	154,784	4,155,950

Health Care Equipment &	Hologic, Inc. (a)(b)	153,914	2,011,656
Supplies - 14.4%	St. Jude Medical, Inc. (a)(b)	123,239	4,061,957

			6,073,613

Industrial Conglomerates - 9.8%	General Electric Co.	256,370	4,153,194

Machinery - 4.8%	AGCO Corp. (a)(b)	85,103	2,007,580

Metals & Mining - 12.7%	AK Steel Holding Corp. (b)	141,167	1,315,676
	Alcoa, Inc.	361,208	4,067,202

			5,382,878

Pharmaceuticals - 19.5%	Merck & Co., Inc.	136,635	4,153,704
	Pfizer, Inc.	230,834	4,088,070

			8,241,774

Semiconductors & Semiconductor	Lam Research Corp. (a)(b)	135,729	2,888,313
Equipment - 10.3%	Nvidia Corp. (a)(b)	183,631	1,481,902

			4,370,215

Software - 9.7%	Intuit, Inc. (a)(b)	171,345	4,076,298

	Total Common Stocks
	(Cost - $129,487,025*) - 185.0%		78,174,822
	Liabilities in Excess of Other Assets - (85.0)%		(35,918,201)

	Net Assets - 100.0%		$ 42,256,621

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 134,437,655

Gross unrealized appreciation	$ 828,519
Gross unrealized depreciation	(57,091,352)

Net unrealized depreciation	$ (56,262,833)

(a)	Non-income producing security.

(b)	All of security has been pledged as collateral in connection with variable prepaid forward contracts.

Defined Strategy Fund Inc. Schedule of Investments December 31, 2008 (Unaudited)

  For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.
  Variable prepaid forward contracts as of December 31, 2008, expiring January 12, 2009, were as follows:
Shares
Held	Issue	Value

85,103	AGCO Corp. (a)	$ (2,007,151)
141,167	AK Steel Holding Corp.	(1,315,392)
29,769	Apple, Inc. (a)	(2,540,239)
199,924	Cisco Systems, Inc. (a)	(3,258,065)
862,069	Ford Motor Co. (a)	(1,973,237)
153,914	Hologic, Inc. (a)	(2,011,226)
32,224	IntercontinentalExchange, Inc. (a)	(2,655,979)
171,345	Intuit, Inc. (a)	(4,075,428)
135,729	Lam Research Corp. (a)	(2,887,697)
59,625	The Mosaic Co.	(2,062,575)
117,978	The NASDAQ Stock Market, Inc. (a)	(2,914,614)
183,631	Nvidia Corp. (a)	(1,481,586)
72,564	National Oilwell Varco, Inc. (a)	(1,773,083)
123,239	St. Jude Medical, Inc. (a)	(4,061,088)
37,538	Transocean, Inc. (a)	(1,773,291)

Total (Proceeds - $77,594,490)		$ (36,790,651)

Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Investments
Inputs	Securities	Sold Short

	Assets	Liabilities

Level 1	$ 78,174,822	-
Level 2	-	$ (36,790,651)
Level 3	-	-

Total	$ 78,174,822	$ (36,790,651)

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Defined Strategy Fund Inc.

By: /s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Defined Strategy Fund Inc.

Date: February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Defined Strategy Fund Inc.

Date: February 25, 2009

By: /s/ Mitchell M. Cox
James E. Hillman
Chief Financial Officer (principal financial officer) of
Defined Strategy Fund Inc.

Date: February 25, 2009